Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 05, 2014
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST III
Central Index Key	dei_EntityCentralIndexKey	0001537140
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Jun. 05, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jun. 05, 2014
Prospectus Date	rr_ProspectusDate	Jun. 05, 2014
Persimmon Long/Short Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Textblock]	nlft_SupplementTextblock

Supplement dated June 5, 2014
to the Prospectus dated February 1, 2014

______________________________________________________________________

Effective May 7, 2014, the adviser has contractually agreed to reduce its management fee from 2.50% to 1.99%.  Certain information in the Prospectus has been replaced as described below.

The fee table in the section entitled “Fees and Expenses of the Fund” on page 1 of the Prospectus has been replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	None	None
Redemption Fee (as a % of amount redeemed if held less than 60 days)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	1.99%	1.99%
Distribution and/or Service (12b-1) Fees	0.25%	None
Total Other Expenses	2.21%	2.21%
Short Selling Dividend and Interest Expense	1.01%	1.01%
Remaining Other Expenses	1.20%	1.20%
Acquired Fund Fees and Expenses (2)	0.06%	0.06%
Total Annual Fund Operating Expenses	4.51%	4.26%
Fee Waiver (3)	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Fee Waiver	4.31%	4.06%

(1)

Restated to reflect current contractual management fees.

(2)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.

(3)

The Fund’s adviser, Persimmon Capital Management, LP (the “Adviser”) has contractually agreed to waive management fees and to make payments to limit Fund expenses, until January 31, 2015 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense or securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 3.24% of average daily net assets attributable to Class A shares and 2.99% of average daily net assets attributable to Class I shares.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser.

------------------

The expense table in the section entitled “Example” on page 1 of the Prospectus has been replaced with the following:

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$911	$1,780	$2,657	$4,887
I	$408	$1,276	$2,157	$4,417

The second paragraph in the section entitled “Investment Adviser” on page 13 of the Prospectus is replaced with the following:

Pursuant to an advisory agreement between the Fund and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal of 1.99% of the Fund’s average daily net assets.  The Adviser pays the Fund’s Sub-Advisers out of the fee it receives from the Fund.  The Adviser has contractually agreed to waive management fees and to make payments to limit Fund expenses, until January 31, 2015 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 3.24% of average daily net assets attributable to Class A shares and 2.99% of average daily net assets attributable to Class I shares.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser.  A discussion regarding the basis for the Board of Trustees’ approval of the advisory and sub-advisory agreements will be available in the Fund’s annual or semi-annual report to shareholders.

_________________________________

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information each dated February 1, 2014.  These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission.  These documents are available upon request and without charge by calling the Fund toll-free at 1-855-233-8300.

Please retain this Supplement for future reference.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee table in the section entitled “Fees and Expenses of the Fund” on page 1 of the Prospectus has been replaced with the following:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Persimmon Long/Short Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LSEAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.99%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	4.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 911
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,780
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,657
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,887
Persimmon Long/Short Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LSEIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.99%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	4.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	408
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,276
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,157
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,417

[1]	Restated to reflect current contractual management fees.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.
[3]	The Fund's adviser, Persimmon Capital Management, LP (the "Adviser") has contractually agreed to waive management fees and to make payments to limit Fund expenses, until January 31, 2015 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense or securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 3.24% of average daily net assets attributable to Class A shares and 2.99% of average daily net assets attributable to Class I shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the Adviser.